MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 112.8%
	EQUITY - 107.8%
139,000	Consumer Discretionary Select Sector SPDR Fund(a)				$ 20,669,300
70,100	Invesco QQQ Trust Series 1(a)				20,652,862
274,400	iShares MSCI EAFE ETF(a)				19,633,320
160,200	iShares US Aerospace & Defense ETF(a)				18,370,134
198,500	SPDR S&P 500 ETF Trust(a)				80,686,280
179,800	SPDR S&P Biotech ETF(a)(b)				15,984,220
83,700	VanEck Semiconductor ETF(a)				19,845,270
					195,841,386
	FIXED INCOME - 5.0%
178,500	iShares Treasury Floating Rate Bond ETF				9,024,960

	TOTAL EXCHANGE-TRADED FUNDS (Cost $182,410,162)				204,866,346

	TOTAL INVESTMENTS - 112.8% (Cost $182,410,162)				$ 204,866,346
	CALL OPTIONS WRITTEN - (13.2)% (Proceeds - $16,383,166)				(23,980,130)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%				809,924
	NET ASSETS - 100.0%				$ 181,696,140

Contracts(c)
	WRITTEN EQUITY OPTIONS - (13.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (13.2)%
1,390	Consumer Discretionary Select Sector SPDR Fund	06/16/2023	$ 132	$ 18,348,000	$ 2,957,225
701	Invesco QQQ Trust Series 1	06/16/2023	265	18,576,500	2,778,414
2,744	iShares MSCI EAFE ETF	06/16/2023	68	18,659,200	1,618,960
1,602	iShares US Aerospace & Defense ETF	07/21/2023	112	17,942,400	1,345,680
1,985	SPDR S&P 500 ETF Trust	12/15/2023	385	76,422,500	9,871,405
1,798	SPDR S&P Biotech ETF	06/16/2023	83	14,923,400	1,986,790
837	VanEck Semiconductor ETF	06/16/2023	205	17,158,500	3,421,656
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $16,383,166)				23,980,130

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $16,383,166)				$ 23,980,130

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is held as collateral for written options. As of January 31, 2023, the fair value of the securities held as collateral was $195,841,386.
(b)	Non-income producing security.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.